Related Parties - Summary of Loans and Deposits from Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitment, Contingency And Related Party Transactions [Abstract]
Balance	$ 4,830	$ 888	$ 268
Total unused commitments at end of year	5,621	3,898
Aggregate amount of all extensions of credit	10,451	4,787
Deposits at end of year	32,040	$ 3,297
Subordinated notes	$ 7,000